4. SIGNIFICANT ACCOUNTING POLICIES: o) Financial instruments (Policies)	12 Months Ended
Dec. 31, 2020
Policies
o) Financial instruments

o)Financial instruments

The Company recognizes a financial asset or liability when it becomes party to the contractual provisions of the instrument. The Company classifies its financial assets and financial liabilities in the following measurement categories:

i)those to be measured subsequently at fair value through profit or loss (“FVTPL”);

ii)those to be measured subsequently at fair value through other comprehensive income (“FVOCI”); and

iii)those to be measured at amortized cost.

The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows.  The Company reclassifies financial assets if and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Financial assets at amortized cost

Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets in this category include accounts receivable, deposits and loans receivable, which are held in a business model solely to collect payments of principal and interest.

Financial assets at fair value through profit or loss

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income, are measured at FVTPL. Derivative financial instruments that are not designated and effective as hedging instruments are classified as FVTPL. The Company has no designated hedges. Financial instruments classified as FVTPL are stated at fair value with changes in fair value recognized in profit or loss for the period. Financial assets in this category include cash, call/put option, and loans receivable which are not held in a business model solely to collect payments of principal and interest.

Financial assets at fair value through other comprehensive income

Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are solely payments of principal and interest, are measured at fair value through other comprehensive income. Interest income calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in profit or loss. All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive loss is reclassified to profit or loss. The Company does not have financial assets in this category.

Business model assessment

The Company assesses the objective of its business model for holding a financial asset at a level of aggregation which best reflects the way the business is managed, and information is provided to management. Information considered in this assessment includes stated policies and objectives.

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money.

Impairment

The Company assesses all information available, including on a forward-looking basis the expected credit loss associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information. For trade receivables only, the Company applies the simplified approach as permitted by IFRS 9. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable.  For loan receivable, expected credit losses are used as the basis for calculating the impairment allowance and the risk adjusted interest. After initial recognition, the impairment allowance is adjusted, up or down, through profit or loss at each balance sheet date as the probabilities of collection and recoveries change.

Evidence of impairment may include indications that the counterparty debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicates that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults. Receivables are reviewed qualitatively on a case-by-case basis to determine whether they need to be written off.

Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, credit ratings, the existence of third-party insurance, and forward looking macro-economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.

The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

Derecognition of financial assets

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Financial liabilities

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the residual amount.

Financial liabilities at amortized cost

Financial liabilities at amortized cost are non-derivatives and are recognized initially at fair value, net of transaction costs incurred, and are subsequently stated at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit or loss over the period to maturity using the effective interest method.

Financial liabilities at amortized cost are classified as current or non-current based on their maturity date. Financial liabilities in this category include accounts payable and accrued liabilities, credit facilities, and loans payable.

Financial liabilities at fair value through profit or loss

This category is comprised of derivative financial liabilities. Derivative financial liabilities are initially recognized at their fair value on the date the derivative contract is entered into and are subsequently remeasured at their fair value at each reporting period with changes in the fair value recognized in profit or loss. Financial liabilities in this category include convertible debentures and license liabilities.

Derecognition of financial liabilities

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Summary of the Company's classification and measurements of financial assets and liabilities:

Classification and Measurement
Cash	FVTPL
Accounts receivable	Amortized cost
Loans receivable - TDMA loan	FVTPL
Loans receivable	Amortized cost
Deposits	Amortized cost
OpCo debenture	FVTPL
Call/put option	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Loans payable - PV convertible loan	FVTPL
Loans payable	Amortized cost
Credit facility	Amortized cost

Fair value hierarchy

The following table summarizes the fair value hierarchy under which the Company's financial instruments are valued.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 -	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 -	Inputs for the asset or liability that are not based upon observable market data.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the consolidated statements of financial position only when the Company has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.